Investments Held in Trust Account	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
TPG Pace Tech Opportunities Corp [Member]
Investments Held In Trust Account
5. Investments Held in Trust Account
Gross proceeds of $450,000,000 and $11,000,000 from the Public Offering and the sale of the Private Placement Warrants, respectively, less underwriting discounts of $9,000,000; and funds of $2,000,000 designated to pay the Company’s accrued formation and offering costs, ongoing administrative and acquisition search costs, plus repay notes payable of $300,000 to the Sponsor at the Close Date were placed in the Trust Account at the Close Date.
On October 14, 2020, all funds held in the Trust Account were invested in Permitted Investments, which are considered Level 1 investments under ASC 820. For the three and six months ended June 30, 2021, the Permitted Investments generated interest income of $6,839 and $13,602, respectively, all of which was reinvested in Permitted Investments.
At June 30, 2021, the balance of funds held in the Trust Account was $450,019,539.

6. Investments Held in Trust Account
Gross proceeds of $450,000,000 and $11,000,000 from the Public Offering and the sale of the Private Placement Warrants, respectively, less underwriting discounts of $9,000,000; and funds of $2,000,000 designated to pay the Company’s accrued formation and offering costs, ongoing administrative and acquisition search costs, plus repay notes payable of $300,000 to the Sponsor at the Close Date were placed in the Trust Account at the Close Date.
On October 14, 2020, all funds held in the Trust Account were invested in Permitted Investments, which are considered Level 1 investments under ASC 820. For the year ended December 31, 2020, the Permitted Investments generated interest income of $5,937 all of which was reinvested in Permitted Investments.
At December 31, 2020, the balance of funds held in the Trust Account was $450,005,937.